PUTNAM CAPITAL APPRECIATION FUND
           Prospectus Supplement dated December 8, 1997
               to Prospectuses dated September 30, 1997

The third paragraph under the heading "How the fund is managed is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                       Year        (at least 5 years)
                       ----        -------------------
William H. Miller      1997        Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since November,
                                   1997.  Prior to November,
                                   1997, Mr. Miller was
                                   employed as a Vice President
                                   Portfolio Manager with
                                   Delaware Management since
                                   1995. From 1994 to 1995, Mr.
                                   Miller was employed as a
                                   Vice President and research
                                   analyst with Janney
                                   Montgomery Scott.  Prior
                                   to 1994, Mr. Miller was
                                   employed by Rutherford,
                                   Brown, & Catherwood Inc.
                                   as a Vice President and
                                   research analyst.

Gerald S. Zukowski     1993        Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1989.

Anthony C. Santosus     1996       Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1985.


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